May 6, 2005


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Filing Pursuant to Rule 497(j):

         John Hancock Investment Trust (the "Trust") on behalf of:
           John Hancock Balanced Fund
           John Hancock Large Cap Equity Fund
           John Hancock Sovereign Investors Fund (together the "Funds")

        File Nos. 811-00560 and 2-10156

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Statements of Additional Information dated May 1, 2005 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from those contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

If you have any question or comment regarding the filing, please contact the undersigned at 617-375-1707.

                                        Sincerely,


                                        /s/Joan O'Neill
                                        Joan O'Neill
                                        Senior Paralegal
                                        Federal Compliance

EDGAR


May 5, 2005


U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Re:    Filing Pursuant to Rule 497(j):

       John Hancock Investment Trust (the "Trust") on behalf of:
         John Hancock Large Cap Equity Fund

       John Hancock Large Cap Equity Fund Prospectus - Institutional Class I

       File Nos.  811-00560 and 2-10156

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated May 1, 2005 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

If you have any question or comment regarding the filing, please contact the undersigned at 617-375-1707.

                                            Sincerely,


                                            /s/Joan O'Neill
                                            Joan O'Neill
                                            Senior Paralegal
                                            Federal Compliance